Trade and Finance Receivables (Finance Receivables Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Charged to costs and expenses	$ 933	$ 32,967	$ 2,148
Growers receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Reserve at beginning of year	37,519	4,552
Charged to costs and expenses	933	33,401
Recoveries	(1,597)	(435)
Foreign exchange and other	(1)	1
Reserve at end of year	$ 36,854	$ 37,519